Business combinations - Schedule of Proforma effect of PRA Health Sciences Inc Acquisition (Details) - PRA Health Sciences Inc - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Revenue	$ 5,580,879	$ 5,964,653
Net income/(loss)	$ 231,442	$ (151,209)